Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Inventory purchased from related parties
Inventory purchased from related parties	[1]	$ 639,086
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Inventory purchased from related parties
Inventory purchased from related parties	[2]	267,919
Loans fom related parties
Loans fom related parties	[2]	538,410
Repayment of loans from related parties
Repayment of loans from related parties	[2]	378,830
Jiangsu Biqiao motorcycle sales Co., Ltd [Member]
Inventory purchased from related parties
Inventory purchased from related parties	[3]	1,001,553
Inventory purchased from related parties [Member]
Inventory purchased from related parties
Inventory purchased from related parties		1,908,558
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Loans to related parties
Loans to related parties	[2]	2,775,311	1,564,771
Collection of loans to related parties
Collection of loans to related parties	[2]		1,089,434
Shandong Xingneng’an New Energy Technology Co., Ltd. One [Member]
Loans to related parties
Loans to related parties	[2]	116,457
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Loans to related parties
Loans to related parties	[4]		4,300
Collection of loans to related parties
Collection of loans to related parties	[4]		451,542
Shenzhen Star Cycling Network Technology Co., Ltd. One [Member]
Loans to related parties
Loans to related parties	[4]	12,280
Jiangsu Youdi Technology Co., Ltd. [Member]
Loans to related parties
Loans to related parties	[3]	3,654
Jiangsu Youdi Technology Co., Ltd. One [Member]
Loans to related parties
Loans to related parties	[3]	10,612
Loans to related parties [Member]
Loans to related parties
Loans to related parties		2,918,314	1,569,072
Collection of loans to related parties [Member]
Collection of loans to related parties
Collection of loans to related parties			1,540,976
Huiyan Xie [Member]
Loans fom related parties
Loans fom related parties	[5]		568,369
Repayment of loans from related parties
Repayment of loans from related parties			7,299
Shuang Wu [Member]
Loans fom related parties
Loans fom related parties	[1]	80,000	420,067
Repayment of loans from related parties
Repayment of loans from related parties	[1]		89,592
Others
Others loans	[1]	69
Fang Yan [Member]
Loans fom related parties
Loans fom related parties	[2]	35,552	64,621
Repayment of loans from related parties
Repayment of loans from related parties	[2]	81,872	33,286
Loans fom related parties [Member]
Loans fom related parties
Loans fom related parties		653,962	1,053,057
Repayment of loans from related parties [Member]
Repayment of loans from related parties
Repayment of loans from related parties		460,702	130,177
Feng Xiao [Member]
Others
Others loans		14,416
Feng Xiao One [Member]
Others
Others loans		10,771
Weidong Yu [Member]
Others
Others loans		2,775
Wen Qiu [Member]
Others
Others loans		3,441
Wen Qiu One [Member]
Others
Others loans		1,804
Other related party transactions [Member]
Others
Others loans		$ 35,486

[1]	The balance was the expenses paid by related parties on behalf of the Company for daily operation.
[2]	The balance was loans from related parties.
[3]	The balance was the payable for purchasing e-bicycles.
[4]	The balance was payable for payment received on behalf of a related party.
[5]	Huiyan Xie was the general manager and non-controlling shareholder of Tianjin Dilang, which was disposed in an equity transfer 80% equity interest of Tianjin Dilanga, a subsidiary of Changzhou Yizhiying, to Tianjin Mizhiyan New Energy Technologies Co., Ltd. on April 3, 2023. Thus, Huiyan Xie was no longer deemed as the Company’s related parties relationships as of March 31, 2024.